Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 1,002	$ 1,298
Post-retirement death benefits	69	70
Deferred compensation	88	93
Deferred loans fees	44
ATM Credit	60	60
Nonaccrual interest	80	83
Depreciation		71
Tax mark-to-market adjustment		36
Net operating loss carryforward	2,487	1,904
Other	38	12
Gross deferred tax assets	3,868	3,627
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	7	9
Depreciation	31
Prepaid expenses	63	94
Unrealized gain on securities available for sale	33	36
Deferred tax liabilities	500	505
Net deferred tax asset before valuation allowance	3,368	3,122
Deferred tax valuation allowance	(3,368)	(3,122)
Net deferred tax asset